FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 10,905	$ 9,805
Capital securities - fund subsidiaries	2,835	2,833
Total financial liabilities	77,610	66,006
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	2,987	2,250	$ 2,033
Total financial liabilities	189	577	$ 859
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	3,863	2,523
Securities designated as FVTOCI	86	78
Derivative assets	491	294
Total financial assets	4,440	2,895
Capital securities - fund subsidiaries	189	577
Derivative liabilities	1,162	538
Total financial liabilities	1,351	1,115
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	36	10
Securities designated as FVTOCI	24	36
Derivative assets	3	0
Total financial assets	63	46
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	904	305
Securities designated as FVTOCI	0	0
Derivative assets	486	294
Total financial assets	1,390	599
Capital securities - fund subsidiaries	0	0
Derivative liabilities	1,162	538
Total financial liabilities	1,162	538
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	2,923	2,208
Securities designated as FVTOCI	62	42
Derivative assets	2	0
Total financial assets	2,987	2,250
Capital securities - fund subsidiaries	189	577
Derivative liabilities	0	0
Total financial liabilities	$ 189	$ 577